FAIR VALUE MEASUREMENTS - Summary of Estimated Fair Value of Intangible Assets Acquired (Details) - SK Intermediate $ in Thousands	Nov. 09, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 1,112,000
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 101,000
Useful life	20 years
Customer lists [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 761,000
Useful life	20 years
Existing technology and patents
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 250,000
Useful life	20 years